Stock Based Awards - Summary of Restricted stock units (Details) - RSU [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	0
Granted	203,000	0	0
Forfeited	0
Ending Balance	203,000	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted-average grant date fair value per share, Granted	7.88
Weighted Average Grant Date Fair Value Vested and settled	0
Weighted-average grant date fair value per share Forfeited	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.88	$ 0